Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Fair values at December 31, 2014
Assets:
Certificate of deposit	$249	$-	$249	$-

Fair values at December 31, 2013
Assets:
Certificate of deposit	$247	$-	$247	$-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Beginning Value of Level 3 Measurements	New Level 3 Measurements	Gain Recognized in Earnings	Settlements	Ending Fair Value of Level 3 Measurements
Year ended December 31, 2013:
Contingently returnable escrow receivable asset	$-	$136	$-	$(136)	$-

Contingent consideration liability	$5,750	$-	$(5,750)	$-	$-